CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023
Income Statement [Abstract]
Revenue	[1]	$ 509,048	$ 1,123,110	$ 1,060,113
Cost of revenue	[1]	758,461	1,044,995	1,108,061
Gross (loss) profit		(249,413)	78,115	(47,948)
Operating expenses
Research and development expense	[1]	37,550	45,703	49,682
Sales, general and administrative	[1]	173,523	126,167	100,546
Restructuring charges		116,154	125,450	2,118
Total operating expenses		327,227	297,320	152,346
Operating loss		(576,640)	(219,205)	(200,294)
Other expense, net
Interest expense	[1]	(45,366)	(42,438)	(30,343)
Interest income		2,087	9,387	2,531
Gain on extinguishment of debt		34,744	0	0
Other, net		(11,447)	(21,270)	2,223
Other expense, net		(19,982)	(54,321)	(25,589)
Loss before income taxes and equity in losses of unconsolidated investees		(596,622)	(273,526)	(225,883)
(Provision for) benefits from income taxes		(17,952)	626	(32,191)
Equity in losses of unconsolidated investees		0	(2,811)	(9,072)
Net loss		(614,574)	(275,711)	(267,146)
Net loss (income) attributable to noncontrolling interests		274	(118)	(278)
Net loss attributable to stockholders		$ (614,300)	$ (275,829)	$ (267,424)
Loss per share:
Basic (USD per share)		$ (96.00)	$ (594.46)	$ (653.85)
Diluted (USD per share)		$ (96.00)	$ (594.46)	$ (653.85)
Weighted average shares used in loss per share computation:
Basic (shares)		6,399	464	409
Diluted (shares)		6,399	464	409

[1]	In fiscal year 2023, we had related-party transactions with TCL Zhonghuan Renewable Energy Technology Co. Ltd, SunPower and TotalEnergies S.E. and its affiliates as well as unconsolidated entities in which we have a direct equity investment. Due to the step-up investment by TZE SG in August 2024, SunPower and TotalEnergies S.E. and its affiliates are no longer related parties to the Company and the related party balance relates to that with TCL Zhonghuan Renewal Energy Co. Ltd and its affiliates. These related-party transactions are recorded within the “Revenue,” “Cost of revenue,” “Operating expenses: Research and development and Sales, general and administrative,” and “Other expense, net: Interest expense” financial statement line items in our Consolidated Statements of Operations (see Note 3, Note 4 and Note 10).